U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24F-2

1.		Name and address of issuer:

		WP Trust
		129 NW 13th Street
		Suite D-26
		Boca Raton, FL 33432

2.		The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check but do not list series or classes):
		S000051312 WP Smaller Companies Income Plus Fund
		C000161806 Institutional Class Shares
		S000051313 WP International Companies Income Plus Fund
		C000161807 Institutional Class Shares
		S000051314 WP Income Plus Fund
		C000161808 Institutional Class Shares
		S000060197 WP Large Cap Income Plus Fund
		C000197009 Class A Shares
		C000197010 Class C Shares
		C000197011 Institutional Class Shares

3.		Investment Company Act File Number: 811-23086

		Securities Act File Number: 333-206306

4a.		Last day of fiscal year for which this Form is filed: 11/30/2019

4b.		Check if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). [_]

4c.		Check if this is the last time the issuer will be filing this Form. [_]

5.		Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):			$7,996,837

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year	$6,698,432

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$0

	(iv)	Total available redemption credits (add items 5(ii) and 5(iii)):		-	$6,698,432

	(v)	Net sales - if Item 5(i) is greater than Item(iv) (subtract Item 5(iv) from Item 5(i))			$1,298,405

	(vi)	Redemption credits available for use in future years. If Item 5(i) is less than Item 5(iv) Subtract item 5(iv) from Item 5(i)	$0

	(vii)	Multiplier for determining registration fee (See Instruction C.9):			0.0001298

	(viii)	Registration fee due (multiply Item 5(v) by Item 5(iv) from Item 5(vii) enter "0" if no fee is due):			$168.53

6.		Prepaid Shares

		If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24c-2 as in effect before [effective date of recission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: ______

		If there is a number of shares or other units that were registered pursuant to rule 24c-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ______

7.		Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year:			$0

8.		Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:			$168.53

9.		Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
					February 28, 2020
		CIK Number designated to receive payment: 0001645192

		Method of Delivery:

		[X ] Wire Transfer
		[ ] Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:	/s/ Larry E. Beaver, Jr.
Signature

Larry E. Beaver, Jr.
Name

Assistant Treasurer and Acting Principal Financial Officer
Title

Date:	February 28, 2020

* Please print the name and title of the signing officer below the signature.